Stock-Based Compensation (Fair Value Assumption of the Stock Acquisition Rights) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Stock-Based Compensation
Risk-free interest rate	0.23%	0.53%
Expected volatility	43.97%	44.46%
Expected term (in years)	4	4
Expected dividend yield	2.91%	2.25%